Total
BNY Mellon Opportunistic Small Cap Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Opportunistic Small Cap Fund	Investor Shares	Class I	Class Y
Management fees	0.75%	0.75%	0.75%
Shareholder services fees	0.25%	none	none
Miscellaneous other expenses	0.14%	0.21%	0.09%
Total other expenses	0.39%	0.21%	0.09%
Total annual fund operating expenses	1.14%	0.96%	0.84%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Opportunistic Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	114	360	626	1,384
Class I	96	304	529	1,176
Class Y	84	266	464	1,035

Expense Example No Redemption - BNY Mellon Opportunistic Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	114	360	626	1,384
Class I	96	304	529	1,176
Class Y	84	266	464	1,035

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38.26% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that fall within the market capitalization range of companies comprising the Russell 2000® Index, the fund's benchmark index. As of November 30, 2023, the market capitalizations of the smallest and largest companies in the index were approximately $21 million and $14.4 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $2.9 billion and $840 million, respectively. Stocks are selected for the fund's portfolio based primarily on bottom-up fundamental analysis. The fund's sub-adviser uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of a company's business prospects, estimation of the company's value and the identification of events or a catalyst that could cause the estimated value of the company to change. In general, the fund seeks exposure to securities and sectors that the fund's sub-adviser perceives to be attractive from a valuation and fundamental standpoint.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward opportunity is presented in the marketplace.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

During the periods shown in the chart: Best Quarter Q2, 2020: 30.45% Worst Quarter Q1, 2020: -32.83% The year-to-date total return of the fund's Investor shares as of September 30, 2023 was -.22%.
Average Annual Total Returns (as of 12/31/22)

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Class Y shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I and Class Y, respectively. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Opportunistic Small Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Shares	(17.51%)	2.11%	8.84%
Class I	(17.38%)	2.31%	8.97%	Sep. 30, 2016
Class Y	(17.29%)	2.43%	9.04%	Sep. 30, 2016
After Taxes on Distributions | Investor Shares	(18.27%)	0.23%	6.63%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	(9.82%)	1.35%	6.71%
Russell 2000® Index reflects no deductions for fees, expenses or taxes	(20.44%)	4.13%	9.01%